SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION [Abstract]
Schedule of Adjusted EBITDA
UFC

	Year Ended December 31,
	2023	2022
Revenue	$1,292,201	$1,140,147
Direct operating costs (1)	383,388	325,586
Selling, general and administrative expenses (1)	153,149	133,932

Adjusted EBITDA	$755,664	$680,629

WWE

	Year Ended December 31,
	2023	2022
Revenue	$382,767	$—
Direct operating costs (1)	125,685	—
Selling, general and administrative expenses (1)	94,101	—

Adjusted EBITDA	$162,981	$—

IMG

	Year Ended December 31,
	2023	2022
Revenue	$1,437,110	$1,424,985
Direct operating costs (1)	986,151	968,023
Selling, general and administrative expenses (1)	329,812	284,565

Adjusted EBITDA	$121,147	$172,397

(1)
Direct operating expenses and selling, general and administrative expenses included in the measure of Adjusted EBITDA exclude the impacts of items noted in the reconciliation of segment profitability below.

Schedule of Revenue
Revenue

	Year Ended December 31,
	2023	2022
UFC	$1,292,201	$1,140,147
WWE	382,767	—
IMG	1,437,110	1,424,985

Total combined revenue from reportable segments	$3,112,078	$2,565,132
Corporate and Other	131,987	120,006
Eliminations	(19,269)	(11,106)

Total combined revenue	$3,224,796	$2,674,032

Schedule of Reconciliation of Segment Profitability
Reconciliation of segment profitability

	Year Ended December 31,
	2023	2022
UFC	$755,664	$680,629
WWE	162,981	—
IMG	121,147	172,397

Total combined Adjusted EBITDA from reportable segments	$1,039,792	$853,026
Corporate and Other	(192,019)	(125,197)

Total combined Adjusted EBITDA	$847,773	$727,829
Reconciling items:
Equity earnings of affiliates	(9,212)	(7,388)
Interest expense, net	(229,605)	(134,084)
Depreciation and amortization	(224,051)	(133,619)
Equity-based compensation expense (1)	(64,512)	(31,598)
Merger acquisition and earn-out costs (2)	(85,474)	(9,486)
Certain legal costs (3)	(38,721)	(12,781)
Restructuring, severance and impairment (4)	(48,416)	(109)
Foreign exchange gains and (losses) (5)	14,811	(33,399)
Other adjustments (6)	4,390	2,720

Income before income taxes and equity earnings of affiliates	$166,983	$368,085

(1)
Equity-based compensation represents non-cash compensation expense for awards issued under Endeavor’s 2021 Plan subsequent to its April 28, 2021 IPO, for the Replacement Awards and for awards issued under the 2023 Incentive Award Plan. For the year ended December 31, 2023, equity-based compensation includes $19.9 million of expense associated with accelerated vesting of the Replacement Awards related to the workforce reduction of certain employees in the WWE segment and Corporate and Other.

(2)
Includes certain costs of professional fees and bonuses related to the Transactions and payable contingent on the closing of the Transactions for the year ended December 31, 2023. Includes fair value adjustments for contingent consideration liabilities of $9.2 million related to acquired businesses for the year ended December 31, 2022.

(3)
Includes costs related to certain litigation matters including antitrust matters for UFC and WWE, matters where Mr. McMahon has agreed to make future payments to certain counterparties personally and, for the year ended December 31, 2023, the settlement of a WWE antitrust matter for $20.0 million.

(4)
Includes costs resulting from the Company’s cost reduction program, as described in Note 17,
Restructuring Charges
, to our audited combined financial statements as well as a $21.5 million non-cash impairment charge as described in Note 6,
Goodwill and Intangible Assets
, to our audited combined financial statements during the year ended December 31, 2023.

(5)	Includes gains and losses related to foreign exchange transactions.
(6)
For the year ended December 31, 2023, other adjustments were comprised primarily of gains of approximately $3.2 million related to the change in the fair value of forward foreign exchange contracts and gains of $1.7 million related to the change in the fair value of embedded foreign currency derivatives, partially offset by losses of $1.4 million on the disposal of assets. For the year ended December 31, 2022, other adjustments were comprised primarily of by a non-operating gain of $5.8 million partially offset by losses of $2.2 million related to the change in the fair value of forward foreign exchange contracts and losses of $0.4 million related to the change in the fair value of embedded foreign currency derivatives.

Schedule of Revenue by Major Geographic Region
Revenue by major geographic region is based upon the geographic location of where our revenue is generated. The information below summarizes our revenue by geographic area:

	Year Ended December 31,
	2023	2022
North America	$2,096,314	$1,775,590
Europe/Middle East/Africa	767,887	590,837
Asia Pacific	285,692	217,256
Latin America	74,903	90,349

Total revenue	$3,224,796	$2,674,032